RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

11.	RELATED PARTY TRANSACTIONS

Key Personnel Compensation

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel for the three and nine months ended September 30, 2025 and 2024 are as follows:

	(in thousands)
Payments to key management personnel	Three months ended September 30		Nine months ended September 30
	2025	2024	2025	2024
Salaries, consulting and directors’ fees	$571,715	$391,774	$1,401,515	$1,175,421
Share-based payments	-	41,069	-	194,308
Total	$571,715	$432,843	$1,401,515	$1,369,729

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

11.	RELATED PARTY TRANSACTIONS (Cont’d)

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	Three months ended September 30		Nine months ended September 30
		2025	2024	2025	2024
Selling and marketing expenses	VP Technology/VP Sales International	66	36	194	297
General and administrative expense	Companies controlled by the CEO, CFO and Directors	506	$356	1,208	878